Common shares - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 shares
Common shares
Common stock, shares authorized	1,000,000,000
Common stock, par value | $ / shares	$ 0.00025
Number of votes per common share | Vote	1
Common stock, shares outstanding	339,165,241	336,522,780